The Sentinel Funds

Class A, Class C, Class I, Class R3, Class R6 and Class S

Supplement dated April 20, 2017

to the Prospectus dated March 30, 2017

Sentinel Asset Management, Inc., the Sentinel Funds’ investment advisor (“Sentinel”) announced the execution of a definitive agreement whereby Touchstone Advisors, Inc. (“Touchstone”) has agreed to acquire certain assets related to Sentinel’s business of providing investment advisory services to the Sentinel Funds (the “transaction”).

Under the terms of the agreement, nine of the Sentinel Funds will be reorganized into either existing Touchstone Funds or into newly created Touchstone Funds (the “Reorganizations”), and subsequently will be advised by Touchstone under their sub-advised mutual fund approach. It is anticipated that the Sentinel Small Company and International Equity Funds will retain their current portfolio management teams under sub-advisor Fort Washington Investment Advisors, Inc.

Listed below are the Sentinel Funds that are covered by the transaction, and the anticipated acquiring Touchstone Fund. Anticipated share class mapping is also included in the table below. The Sentinel Unconstrained Bond Fund is not part of the transaction.

The Reorganizations are subject to the approval of the Board of Directors of the Sentinel Funds. In addition, shareholders of each Sentinel Fund must approve the Reorganization with respect to their individual Sentinel Fund. If the Reorganizations are approved by the Board of Directors of the Sentinel Funds, a proxy statement will be filed with the Securities and Exchange Commission (the “Commission”). The proxy statement will contain more detailed information about the Reorganizations (including information about anticipated expense ratios and differences in investment strategy, if any), Touchstone and the proposed portfolio managers. Once finalized with the Commission, the proxy statement will be sent to Sentinel Fund shareholders.

Sentinel Fund/Share Class	Proposed Touchstone Fund – Existing Fund/Share Class	Touchstone Sub-Advisor

Government Securities	Active Bond	Fort Washington Investment Advisors, Inc. – current management team of the Touchstone Fund
Class A	Class A
Class C	Class C
Class I	Class Y

Total Return Bond	Active Bond	Fort Washington Investment Advisors, Inc. – current management team of the Touchstone Fund
Class A	Class A
Class C	Class C
Class I	Class Y
Class R3	Class A
Class R6	Class Y

Low Duration Bond	Ultra Short Duration Fixed Income	Fort Washington Investment Advisors, Inc. – current management team of the Touchstone Fund
Class A	Class A
Class I	Class Y
Class S	Class S (to be created)

Sentinel Fund/Share Class	Proposed Touchstone Fund – Existing Fund/Share Class	Touchstone Sub-Advisor

Multi-Asset Income	Flexible Income	ClearArc Capital, Inc. – current management team of the Touchstone Fund
Class A	Class A
Class C	Class C
Class I	Class Y

Sustainable Core Opportunities	Sustainability & Impact Equity	Rockefeller & Co., Inc. – current management team of the Touchstone Fund
Class A	Class A
Class I	Class Y

Sentinel Fund/Share Class	Proposed Touchstone Fund – New Fund/Share Class	Proposed Touchstone Sub- Advisor – New Fund	Proposed Portfolio Manager – New Fund

Small Company	Small Company	Fort Washington Investment Advisors, Inc.	Jason Ronovech
Class A	Class A
Class C	Class C
Class I	Class Y
Class R6	Class R6

International Equity	International Equity	Fort Washington Investment Advisors, Inc.	Andrew Boczek
Class A	Class A
Class C	Class C
Class I	Class Y

Common Stock	Large Cap Focused	Fort Washington Investment Advisors, Inc.	Jamie Wilhelm
Class A	Class A
Class C	Class C
Class I	Class Y
Class R6	Class I

Balanced	Balanced	Fort Washington Investment Advisors, Inc.	Jamie Wilhelm, Tim Policinski, Dan Carter
Class A	Class A
Class C	Class C
Class I	Class Y